Fair Value of Financial Instruments and Non-Financial Instruments (FY) (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments and Non-Financial Instruments
Summary of assets measured at fair value on a recurring basis

	Fair value measurement at reporting date using
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
December 31, 2025:
Assets
Cash equivalents:
Money market funds	$43,803	$—	$—
Total cash equivalents	43,803	—	—
Total financial assets	$43,803	$—	$—
December 31, 2024:
Assets
Cash equivalents:
Money market funds	$29,058	$—	$—
Commercial paper	—	4,988	—
Total cash equivalents	29,058	4,988	—
Marketable securities:
Certificates of deposit	—	5,971	—
Commercial paper	—	25,439	—
Corporate debt securities	—	1,865	—
U.S. government securities	—	5,908	—
Total marketable securities	—	39,183	—
Total financial assets	$29,058	$44,171	$—

Summary of non-financial instruments measured at fair value, on a nonrecurring basis

	Fair Value Measurements as of December 31, 2025 of assets remeasured during 2025			Year ended December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Impairment Losses
Property and equipment, net	$—	$—	$3,155	$3,373
Right of use assets	—	—	9,489	2,633
Other assets	—	—	—	139
Total	$—	$—	$12,644	$6,145

	Fair Value Measurements as of December 31, 2024 of assets remeasured during 2024			Year ended December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Impairment Losses
Property and equipment, net	$—	$—	$1,668	$2,279
Right of use assets	—	—	1,642	2,516
Other assets	—	—	200	438
Total	$—	$—	$3,510	$5,233